SUBSEQUENT EVENTS (Details) - Subsequent Event $ in Millions	3 Months Ended
Mar. 31, 2026 USD ($)
Subsequent Event [Line Items]
Consideration estimate	$ 50.0
CRLBF: Number of Dispensaries Acquired	9